SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - Founder Advisory Amounts (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 15, 2022	Dec. 31, 2021	Nov. 09, 2021	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, outstanding (in shares)		157,237,435		157,237,435		157,237,435	53,045,510
Share price (in usd per share)			$ 12.00
Compensation expense recognized				$ 4,821	$ 156		$ 0	$ 0
Founder Advisory Agreement | Affiliated Entity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fixed annual advisory amount fair value			$ 197,400
Variable annual advisory amount fair value			$ 376,400
Founder Advisory Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yearly issue percentage			1.50%
Common stock, outstanding (in shares)			157,137,410
Shares issued yearly (in shares)			2,357,061
Percentage settled in cash			50.00%
After cash settlement, percentage as liability			50.00%
After cash settlement, percentage as equity			50.00%
Settled in shares (in shares)						5,952,992
Compensation expense recognized		$ 78,600	$ 574,400			$ 653,000
Founder Advisory Agreement | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of advisory amount	$ 53,500
Percentage settled in cash	40.00%
Remaining percentage	60.00%
Founder Advisory Agreement | Founder Advisory Agreement | Affiliated Entity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Yearly issue percentage			1.50%
Common stock, outstanding (in shares)			157,137,410